UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-0
Morgan Stanley Technology Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: June 30, 2009
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Technology Fund
Portfolio of Investment June 30, 2009 (unaudited)

NUMBER OF
SHARES			VALUE
	COMMON STOCKS (100.1%)
	Aerospace & Defense (3.8%)
2,400	Goodrich Corp.		$119,928
54,900	Lockheed Martin Corp.		4,427,685
2,400	Raytheon Co.		106,632

			4,654,245

	Biotechnology (9.0%)
47,400	Amgen Inc.	a	2,509,356
2,400	Biogen Idec Inc.	a	108,360
20,000	Celgene Corp.	a	956,800
54,900	Genzyme Corp.	a	3,056,283
50,000	Gilead Sciences, Inc.	a	2,342,000
2,400	Millipore Corp.	a	168,504
50,000	Myriad Genetics, Inc.	a	1,782,500
12,500	Myriad Pharmaceuticals, Inc.		58,125
2,400	ViroPharma Inc.	a b	14,232

			10,996,160

	Chemicals: Agricultural (1.8%)
30,000	Monsanto Co.		2,230,200

	Computer Communications (8.1%)
221,140	Cisco Systems, Inc.	a	4,122,050
2,400	Emulex Corp.	a	23,472
57,400	F5 Networks, Inc.	a b	1,985,466
157,400	Juniper Networks, Inc.	a	3,714,640
2,400	QLogic Corp.	a	30,432

			9,876,060

	Computer Peripherals (3.5%)
117,400	EMC Corp.	a	1,537,940
132,400	NetApp, Inc.		2,610,928
2,400	Seagate Technology (Cayman Islands)	*	25,104
192,300	Seagate Technology Inc. (b)	a	0
2,400	Western Digital Corp.	a	63,600

			4,237,572

	Computer Processing Hardware (11.8%)
62,400	Apple Inc.	a	8,887,632
2,400	Dell Inc. ☐☐	*	32,952
140,250	Hewlett-Packard Co.		5,420,663
2,400	Sun Microsytems	a	22,128

			14,363,375

	Data Processing Services (0.2%)
2,400	Automatic Data Processing, Inc.		85,056
2,400	DST Systems, Inc.	a	88,680

			173,736

	Electrical Products (0.0%)
4	SunPower Corp.		96

	Electronic Components (0.1%)
2,400	Corning Inc.		38,544
2,400	Jabil Circuit, Inc.		17,808

			56,352

	Electronic Equipment/Instruments (0.1%)
2,400	Agilent Technologies, Inc.	a	48,744
2,400	JDS Uniphase Corp.	a	13,728
2,400	Xerox Corp.	a	15,552

			78,024

	Electronic Production Equipment (7.8%)
87,400	Applied Materials, Inc.		958,778
60,000	ASML HOLDING NV-NY REG SHS	b	1,299,000
2,700	Cadence Design Systems, Inc.	a	15,930
57,400	KLA-Tencor Corp.	b	1,449,350
72,400	Lam Research Corp.	a b	1,882,400
2,400	Mentor Graphics Corp.	a	13,128
2,400	Novellus Systems, Inc.	a	40,080
199,740	Synopsys, Inc.	a	3,896,927
2,400	Teradyne, Inc.	a	16,464

			9,572,057

	Information Technology Services (8.6%)
112,400	Amdocs Ltd. (Guernsey)	a	2,410,980
67,400	Citrix Systems, Inc.	a	2,149,386

NUMBER OF
SHARES			VALUE
2,400	Computer Sciences Corp.	a	106,320
54,900	International Business Machines Corp.		5,732,658
2,400	Teradata Corp.		56,232

			10,455,576

	Internet Retail (2.7%)
40,000	Amazon.com, Inc.	a	3,346,400

	Internet Software/Services (9.2%)
112,400	Check Point Software Technologies Ltd. (Israel)	a	2,638,028
2,400	Digital River, Inc.	a	87,168
8,180	Google Inc. (Class A)	a	3,448,606
2,400	J2 Global Communications, Inc.	*	54,144
2,400	Progress Software Corp.	a	50,808
52,400	VeriSign, Inc.	a b	968,352
2,400	Websense, Inc.	*	42,816
251,400	Yahoo! Inc.	a	3,936,924

			11,226,846

	Medical Specialties (0.3%)
2,400	Boston Scientific Corp.	a	24,336
2,400	CONMED Corp.	a	37,248
1,900	Kinetic Concepts, Inc.	a b	51,775
2,400	Medtronic, Inc.		83,736
2,400	St. Jude Medical, Inc.	a	98,640
2,400	Thermo Fisher Scientific, Inc.	a	97,848

			393,583

	Other Consumer Services (0.0%)
2,400	eBay Inc.	a	41,112

	Packaged Software (14.9%)
62,400	Adobe Systems, Inc.	a	1,765,920
52,400	Autodesk, Inc.	a	994,552
72,400	BMC Software, Inc.	a	2,446,396
2,400	CA Inc.		41,832
2,400	Compuware Corp.	a	16,464
122,400	McAfee Inc.	a b	5,164,056
102,400	Microsoft Corp.		2,434,048
2,400	Novell, Inc.	a	10,872
182,400	Oracle Corp.	a	3,907,008
2,400	SAP AG (ADR) (Germany)		96,456
2,400	Sybase, Inc.	a b	75,216
82,400	Symantec Corp.	a	1,282,144

			18,234,964

	Pharmaceuticals: Major (0.1%)
2,400	Novartis AG (ADR) (Switzerland)		97,896

	Pharmaceuticals: Other (0.0%)
2,400	Biovail Corp. (Canada)	a	32,280

	Recreational Products (2.8%)
271,450	Activision Blizzard Inc.		3,428,414

	Semiconductors (7.9%)
67,400	Altera Corp.		1,097,272
52,400	Analog Devices, Inc.		1,298,472
72,400	Broadcom Corp. (Class A)	a	1,794,796
102,400	Intel Corp.		1,694,720
2,400	Linear Technology Corp.		56,040
62,400	National Semiconductor Corp.	b	783,120
2,400	Standard Microsystems Corp.	a	49,080
67,400	Texas Instruments Inc.		1,435,620
72,400	Xilinx, Inc.	b	1,481,304

			9,690,424

	Telecommunication Equipment (7.3%)
2,400	Arris Group, Inc.	a	29,184
2,400	Ciena Corp.	a b	24,840
2,400	Harmonic, Inc.	a	14,136
2,400	Harris Corp.		68,064
596	Harris Stratex Networks, Inc. (Class B Shares)		3,862
2,400	InterDigital, Inc.		58,656
2,400	Motorola, Inc.		15,912
2,400	Nokia Corp. (ADR) (Finland)	b	34,992
17,009	Nortel Networks Corp.		2,705
2,400	Polycom, Inc.	a	48,648
126,150	QUALCOMM, Inc.		5,701,980
40,780	Research In Motion Ltd. (Canada)	a b	2,897,419
2,400	Tellabs, Inc.	a	13,752

			8,914,150

	Wireless Telecommunications (0.1%)
2,400	Telephone & Data Systems, Inc.		67,920

	TOTAL COMMON STOCKS (Cost $137,679,632)		122,167,442

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (6.1%)
	Securities held as collateral on Loaned Securities
	Repurchase Agreements (1.3%)
$1,188	Bank of America Securities LLC (0.08% dated 06/30/09, due 07/01/09; proceeds $1,187,773) fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Fannie Mae 6.00% due 04/01/39; valued at $1,211,526		1,187,771

384	Citigroup (0.59% dated 06/19/09, due 07/01/09; proceeds $384,075) fully collateralized by units (each unit represents one share and one warrant) and convertible preferred bond at the date of this Portfolio of Investments as follows: Sports Properties Acquisition Corp., BPW Acquisition Corp., and Vale Capital Limited 5.50%, due 06/15/10, Series RIO; valued at $403,272		384,069

	Total Repurchase Agreements (Cost $1,571,840)		1,571,840

	Investment Company (d) (4.6%)
5,608	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $5,607,812)		5,607,812

	Total Securities held as Collateral on Loaned Securities (Cost $7,179,652)		7,179,652

	Investment Company (d) (0.2%)
216	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $216,089)		216,089

	Total Short-Term Investments (Cost $7,395,741)		7,395,741

	TOTAL INVESTMENTS (Cost $145,075,373)(e)	106.2%	129,563,183

	LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)	(7,549,871)

	NET ASSETS	100.0%	$122,013,312

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2009.

(c)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio — Intitutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Technology Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer August 20, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer August 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer August 20, 2009

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